Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Components of income tax expense (benefit)	The components of the Company’s income tax expense (benefit) were as follows (in thousands):

	Year Ended
	2020	2019
	(as restated)
Current
Federal	$—	$—
Deferred
Federal	146,794	(24,609)
Change in Valuation Allowance	(146,794)	24,609
Income Tax Benefit	$—	$—

Schedule of effective income tax rate reconciliation
The following table provides a reconciliation of income taxes computed at the United States federal statutory tax rate of 21% in 2020 and 2019 to the income tax provision (in thousands):

	Year Ended
	2020	2019
	(as restated)
Loss before income taxes	$(136,392)	$(98,895)
United States statutory income tax rate	21%	21%
Income tax (benefit) at United States statutory income tax rate	$(28,642)	$(20,768)
Change in valuation allowance	(146,794)	24,609
Recapitalization transaction	157,855	—
Cancellation of debt income	15,360	—
State tax provision, net of federal benefit	1,263	(3,847)
Warrant fair value adjustment	790	—
Other	168	6
Income Tax Benefit	$—	$—

Components of deferred tax assets	The components of the Company’s deferred tax assets are as follows (in thousands):

	December 31,
	2020	2019
	(as restated)
Net operating loss	$7,675	$146,382
Mineral properties	39,555	—
Plant, equipment, and mine development	30,767	60,840
Intangible assets	21,710	—
Royalty	6,292	—
Interest expense carryforward	1,935	24,369
Asset retirement obligation	997	927
Stock-based compensation	405	257
Accrued compensation	197	—
Inventories	191	15,438
Reorganization costs	—	7,701
Other liabilities	—	609
Credits and other	—	(6)
Valuation allowance	(109,724)	(256,517)
Total net deferred tax assets	$—	$—